Fresh Start Accounting - Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jul. 02, 2018	Jul. 01, 2018
Current assets
Cash and cash equivalents			$ 809
Restricted cash			409
Marketable securities			121
Accounts receivable, net			272
Amount due from related parties - current			181
Other current assets			247
Total current assets			2,039
Investment in associated companies			1,615
Newbuildings			249
Drilling units			12,531
Deferred tax assets			8
Equipment			35
Amount due from related parties - non-current			565
Assets held for sale - non-current			0
Other non-current assets			3
Total assets			17,045
Current liabilities
Debt due within one year			90
Trade accounts payable			96
Amounts due to related parties - current			4
Other current liabilities			229
Total current liabilities			419
Liabilities subject to compromise			9,050
Long-term debt			856
Long-term debt due to related parties			294
Deferred tax liabilities			105
Other non-current liabilities			57
Total non-current liabilities			1,312
Redeemable non-controlling interest			25
Equity
Predecessor common shares			1,008
Predecessor additional paid-in capital			3,316
Predecessor contributed surplus			1,956
Predecessor accumulated other comprehensive income			41
Predecessor (loss)/retained earnings			(146)
Total Shareholders' equity			6,175
Non-controlling interest			64
Total equity			6,239
Total liabilities and equity			17,045
Adjustments, Liabilities and Equity [Abstract]
Adjustments, increase (decrease), Common shares			(1,017)
Adjustments, increase (decrease), Additional paid-in capital	$ (6)
Current assets
Cash and cash equivalents			1,599
Restricted cash			578
Marketable securities			121
Accounts receivable, net			272
Amount due from related parties - current			195
Other current assets			428
Total current assets			3,193
Newbuildings			928
Investment in associated companies			0
Drilling units			6,797
Deferred tax assets			8
Equipment			29
Amount due from related parties - non-current			576
Assets held for sale - non-current			0
Other non-current assets			98
Total assets			11,629
Current liabilities
Debt due within one year			57
Trade accounts payable			113
Amounts due to related parties - current			8
Other current liabilities			361
Total current liabilities			539
Liabilities subject to compromise			0
Long-term debt			7,044
Long-term debt due to related parties			200
Deferred tax liabilities			99
Other non-current liabilities			62
Total non-current liabilities			7,405
Redeemable non-controlling interest			30
Equity
Successor common shares			10
Successor contributed surplus			3,491
Total Shareholders' equity			3,501
Non-controlling interest		$ 154	154
Total equity			3,655
Total liabilities and equity			11,629
Reorganization Adjustments
Adjustments, Assets [Abstract]
Adjustments, increase (decrease), Cash and cash equivalents			790
Adjustments, increase (decrease), Restricted cash			169
Adjustments, increase (decrease), Total current assets			959
Adjustments, increase (decrease), Total assets			959
Adjustments, Liabilities and Equity [Abstract]
Adjustments, increase (decrease), Trade accounts payable			17
Adjustments, increase (decrease), Amounts due to related parties - current			4
Change in other liabilities			100
Adjustments, increase (decrease), Total current liabilities			121
Adjustments, increase (decrease), Liabilities subject to compromise			(9,050)
Net increase in long-term debt			6,292
Adjustments, increase (decrease), Other non-current liabilities			3
Adjustments, increase (decrease), Total non-current liabilities			6,295
Adjustments, increase (decrease), Common shares		10	(1,008)
Adjustments, increase (decrease), Additional paid-in capital			(3,322)
Adjustments, increase (decrease), Additional paid-in capital			(6)
Adjustments, increase (decrease), Contributed surplus		2,860	(1,956)
Total change in predecessor retained (loss)/earnings			7,110
Adjustments, increase (decrease), Total Shareholders' equity			3,700
Adjustments, increase (decrease), Non-controlling interest			(107)
Adjustments, increase (decrease), Total equity			3,593
Adjustments, increase (decrease), Total liabilities and equity			959
Fresh Start Adjustments
Adjustments, Assets [Abstract]
Adjustments, increase (decrease), Amount due from related parties - current			14
Adjustments, increase (decrease), Other current assets			181
Adjustments, increase (decrease), Total current assets			195
Adjustments, increase (decrease), Investment in associated companies			(687)
Adjustments, increase (decrease), Newbuildings			(249)
Adjustments, increase (decrease), Drilling units			(5,734)
Adjustments, increase (decrease), Equipment			(6)
Adjustments, increase (decrease), Amount due from related parties - non-current			11
Adjustments, increase (decrease), Other non-current assets			95
Adjustments, increase (decrease), Total assets			(6,375)
Adjustments, Liabilities and Equity [Abstract]
Adjustments, increase (decrease), Debt due within one year			(33)
Change in other liabilities			32
Adjustments, increase (decrease), Total current liabilities			(1)
Adjustments, increase (decrease), Liabilities subject to compromise			0
Net increase in long-term debt			(104)
Adjustments, increase (decrease), Long-term debt due to related parties			(94)
Adjustments, increase (decrease), Deferred tax liabilities			(6)
Adjustments, increase (decrease), Other non-current liabilities			2
Adjustments, increase (decrease), Total non-current liabilities			(202)
Adjustments, increase (decrease), Redeemable non-controlling interest			5
Adjustments, increase (decrease), Contributed surplus		$ 631
Adjustments, increase (decrease), Accumulated other comprehensive income			(41)
Total change in predecessor retained (loss)/earnings			(6,964)
Adjustments, increase (decrease), Total Shareholders' equity			(6,374)
Adjustments, increase (decrease), Non-controlling interest			197
Adjustments, increase (decrease), Total equity			(6,177)
Adjustments, increase (decrease), Total liabilities and equity			$ (6,375)